Note 23 - Other Supplemental Information	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Additional Financial Information Disclosure [Text Block]
23.	Other supplemental information

	Year ended December 31,
	2021	2020

Cash payments made during the year
Income tax, net of refunds	$116,873	$46,492
Interest	28,003	29,148

Non-cash financing activities
Dividends declared but not paid	6,608	2,009